COMMITMENTS	12 Months Ended
Jan. 31, 2019
COMMITMENTS [abstract]
COMMITMENTS
18.	COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada and Oregon, as well as consulting agreements.

At January 31, 2019, the Company has the following future minimum payments:

	Third Parties	Related Parties	Total
2020	$4,478,698	$1,224,000	$5,702,698
2021	49,350	1,025,000	1,074,350
2022	50,400	900,000	950,400
2023	52,800	900,000	952,800
2024	40,950	825,000	865,950
	$4,672,198	$4,874,000	$9,546,198